Revision and Reclassifications of Prior Period Financial Statements - Consolidated Income Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Fee income	$ 7,671	$ 7,994	$ 6,840
Premium	109	122	157
Net investment income	2,720	3,140	2,836
Total revenues	14,440	8,869	3,443
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	2,263	949	1,313
Interest credited on other contract holder funds, net of deferrals and amortization	855	827	1,293
Operating costs and other expenses, net of deferrals	2,333	2,689	1,200
Amortization of deferred acquisition costs	1,743	519	(534)
Total benefits and expenses	7,231	5,006	5,836
Net income (loss)	$ 5,813	3,247	(1,552)
As Previously Reported
Revenues
Fee income		7,594	6,504
Premium		107	130
Net investment income		3,086	2,781
Total revenues		8,400	3,025
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals		892	1,235
Interest credited on other contract holder funds, net of deferrals and amortization		861	1,202
Operating costs and other expenses, net of deferrals		2,242	807
Amortization of deferred acquisition costs		520	(390)
Total benefits and expenses		4,537	5,418
Net income (loss)		3,247	(1,552)
Impact of Revisions and Reclassifications
Revenues
Fee income		400	336
Premium		15	27
Net investment income		54	55
Total revenues		469	418
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals		57	78
Interest credited on other contract holder funds, net of deferrals and amortization		(34)	91
Operating costs and other expenses, net of deferrals		447	393
Amortization of deferred acquisition costs		(1)	(144)
Total benefits and expenses		469	418
Net income (loss)		0	0
As Revised
Revenues
Fee income		7,994	6,840
Premium		122	157
Net investment income		3,140	2,836
Total revenues		8,869	3,443
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals		949	1,313
Interest credited on other contract holder funds, net of deferrals and amortization		827	1,293
Operating costs and other expenses, net of deferrals		2,689	1,200
Amortization of deferred acquisition costs		519	(534)
Total benefits and expenses		5,006	5,836
Net income (loss)		$ 3,247	$ (1,552)